Carrying Value of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Cost	$ 66,330	$ 66,330
Accumulated Impairment	(30,808)	(30,808)
Foreign Currency Adjustment	(25)	(18)
Net Carrying Amount	$ 35,467	$ 35,474